Inventories	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventories
9.	INVENTORIES

	March 31, 2014	March 31, 2013
	US$	US$
Raw materials	2,491,135	2,791,811
Work in progress	2,303,800	878,718
Finished goods	2,367,932	1,721,803

	7,162,867	5,392,332

For the fiscal years ended March 31, 2014, 2013 and 2012, a write-down of inventories to fair market value of US$804,256, US$867,312 and US$932,848, respectively, was recognized in the consolidated statement of operations and comprehensive income, of which nil, nil and US$548,293 were included in income (loss) from discontinued operations.